MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SE-     TWO WORLD TRADE CENTER,
CURITIES                                          NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1999

DEAR SHAREHOLDER:

The twelve-month period ended October 31, 1999, saw the U.S. equity market rally to record highs as the domestic economy continued to maintain its strength and international stock markets soared on improving economic conditions overseas, especially in Southeast Asia and Japan. After a peak in the U.S. markets in the middle of July, stock prices pulled back toward the end of the period amid concerns that the economy might be growing too fast. This concern was manifested in two Federal Reserve Board moves, in June and August, that raised the federal-funds rate a total of 50 basis points while inflation remained low and the economy continued to grow. Following the close of the fiscal year, the Fed again raised the federal-funds rate by 25 basis points, to 5.50 percent.

PERFORMANCE

For the twelve-month period ended October 31, 1999, Morgan Stanley Dean Witter Capital Growth Securities' Class B shares produced a total return of 28.70 percent, compared to 25.66 percent for the Standard & Poor's 500 Composite Stock Price Index (S&P 500) and 29.32 percent for the Lipper Growth Funds Index. For the same period, the Fund's Class A, C and D shares produced total returns of
29.74 percent, 29.17 percent and 30.00 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. (The total return figures shown assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.) The accompanying chart compares the Fund's performance to that of the S&P and Lipper indexes.

PORTFOLIO

During the period under review the Fund maintained its commitment to investing in companies of all sizes and in all the major sectors of the S&P 500. The technology sector continued to be overweighted in the

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1999, CONTINUED

Fund's portfolio throughout most of the fiscal year, representing more than 27 percent of the Fund's invested assets at the close of fiscal 1999. Large positions in semiconductor and semiconductor equipment stocks contributed positively to the Fund's performance, as did exposure to the networking and computer software industries. Consumer stocks represented the next-highest concentration within the portfolio, at 21.4 percent. Within this grouping, retail and media-related stocks were overweighted for much of the fiscal year.

Financial services and interest-rate-sensitive stocks represented the third-highest component of the portfolio, with a combined weighting of 19.6 percent. After having underweighted this segment for much of the fiscal year, the Fund moved back into these sectors by increasing its positions in the banking, insurance and diversified financial industries. Health care maintained its weighting of 11.3 percent. This sector was devoted principally to mid- and large-capitalization pharmaceutical and related companies. The balance of the Fund's portfolio was invested in the energy, capital goods, basic industry and utilities sectors. This blend of growth and value stocks served the Fund reasonably well during the year.

As of October 31, 1999, the Fund had approximately 50 percent of its net assets invested in companies with market capitalizations greater than $15 billion, 32 percent in companies with market capitalizations under $5 billion, and approximately 16.5 percent in companies in the $5- to $15-billion range. The remaining 1.5 percent of the portfolio was in cash and equivalents. Going forward, we do not anticipate a dramatic shift in the market-capitalization structure of the Fund. Because we believe that portfolio diversification is important across industry sectors and capitalization ranges alike, the Fund will continue to hold stocks of various market capitalizations.

At the end of the period under review the Fund's ten largest holdings were General Electric, Citigroup, Cisco Systems, Calpine, Johnson & Johnson, Bristol-Myers Squibb, Wells Fargo, Warner-Lambert, Microsoft and Applied Materials.

LOOKING AHEAD

We believe the U.S. economy will keep growing in the months ahead as low unemployment and increased productivity will likely continue to confound tried-and-true economic models. However, should our economy continue to show signs of inordinately strong growth along with increasing inflationary pressures, the Federal Reserve may need to maintain its path of tighter monetary policy, possibly resulting in further interest-rate hikes. The Fund will continue to monitor market conditions and look for attractive investment opportunities as they become available.

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1999, CONTINUED

We appreciate your ongoing support of Morgan Stanley Dean Witter Capital Growth Securities and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO           /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO               MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                PRESIDENT

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SE-
CURITIES
FUND PERFORMANCE OCTOBER 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 -- CLASS B SHARES   FUND         S & P 500(4)  LIPPER(5)
($ IN THOUSANDS)
April -1990                          $10,000            $10,000    $10,000
October -1990                         $9,190             $9,173     $8,740
October -1991                        $13,605            $12,242    $12,363
October -1992                        $14,158            $13,459    $13,328
October -1993                        $13,556            $15,465    $15,858
October -1994                        $13,450            $16,061    $16,182
October -1995                        $16,330            $20,298    $20,062
October -1996                        $19,256            $25,182    $23,470
October -1997                        $25,267            $33,253    $30,130
October -1998                        $24,367            $40,565    $34,312
October -1999                        $31,362  (3)       $50,975    $44,372

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR
    CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF
    CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                 CLASS B SHARES*                                   CLASS A SHARES+
   --------------------------------------------     ---------------------------------------------
   1 Year                     28.70%(1)  23.70%(2)  1 Year                     29.74%(1)   22.93%(2)
   5 Years                    18.45 (1)  18.25 (2)  Since Inception (7/28/97)  12.54 (1)   9.88 (2)
   Since Inception (4/2/90)   12.67 (1)  12.67 (2)

                 CLASS C SHARES++                                    CLASS D SHARES#
   ---------------------------------------------      ---------------------------------------------
   1 Year                     29.17%(1)   28.17%(2)   1 Year                     30.00%(1)
   Since Inception (7/28/97)  11.85 (1)   11.85 (2)   Since Inception (7/28/97)  12.80 (1)

------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 (3) Closing value assuming a complete redemption on October 31, 1999.
 (4) The Standard & Poor's 500 Stock Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 (5) The Lipper Growth Fund Index is an equally-weighted performance index of the largest qualifying funds(based on net assets) in the Lipper Growth Funds objective. The index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.
 * The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+  The maximum front-end sales charge for Class A is 5.25%.
++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
# Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (98.7%)
           ADVERTISING (1.8%)
  40,000   Omnicom Group, Inc.....................................................................  $  3,520,000
 135,000   Valassis Communications, Inc.*.........................................................     5,805,000
                                                                                                    ------------
                                                                                                       9,325,000
                                                                                                    ------------
           ALUMINUM (0.6%)
  50,000   Alcoa, Inc.............................................................................     3,037,500
                                                                                                    ------------
           APPAREL (0.3%)
  20,000   Gucci Group N.V. (Netherlands).........................................................     1,615,000
                                                                                                    ------------
           AUTOMOTIVE AFTERMARKET (0.8%)
  50,000   SPX Corp.*.............................................................................     4,237,500
                                                                                                    ------------
           BROADCASTING (3.2%)
  85,000   Clear Channel Communications, Inc.*....................................................     6,831,875
 135,000   Infinity Broadcasting Corp. (Series A)*................................................     4,665,937
  60,000   Univision Communications, Inc. (Class A)*..............................................     5,103,750
                                                                                                    ------------
                                                                                                      16,601,562
                                                                                                    ------------
           BUILDING MATERIALS (0.0%)
   2,500   Southdown, Inc.........................................................................       120,781
                                                                                                    ------------
           BUILDING MATERIALS/D I Y CHAINS (2.6%)
  85,000   Home Depot, Inc. (The).................................................................     6,417,500
 125,000   Lowe's Companies, Inc..................................................................     6,875,000
                                                                                                    ------------
                                                                                                      13,292,500
                                                                                                    ------------
           CABLE TELEVISION (1.5%)
 175,000   Cox Communications, Inc. (Class A)*....................................................     7,951,562
                                                                                                    ------------
           CASINO/GAMBLING (1.5%)
 175,000   Harrah's Entertainment, Inc.*..........................................................     5,064,062
 200,000   Park Place Entertainment Corp.*........................................................     2,625,000
                                                                                                    ------------
                                                                                                       7,689,062
                                                                                                    ------------
           CELLULAR TELEPHONE (0.4%)
  40,000   Vodafone AirTouch PLC (ADR) (United Kingdom)...........................................     1,917,500
                                                                                                    ------------
           COMPUTER COMMUNICATIONS (3.2%)
 160,000   Cisco Systems, Inc.*...................................................................    11,840,000
  20,000   JNI Corp.*.............................................................................     1,068,750
  75,000   Xircom, Inc.*..........................................................................     3,782,812
                                                                                                    ------------
                                                                                                      16,691,562
                                                                                                    ------------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMPUTER SOFTWARE (8.2%)
  35,000   Check Point Software Technologies Ltd. (Israel)*.......................................  $  4,046,875
  40,000   Citrix Systems, Inc.*..................................................................     2,562,500
 150,000   Documentum, Inc.*......................................................................     4,275,000
  40,000   i2 Technologies, Inc.*.................................................................     3,157,500
  75,000   Legato Systems, Inc.*..................................................................     4,021,875
  50,000   Mercury Interactive Corp.*.............................................................     4,050,000
 100,000   Microsoft Corp.*.......................................................................     9,256,250
 150,000   Saga Systems, Inc.*....................................................................     2,175,000
 100,000   Symantec Corp.*........................................................................     4,768,750
  35,000   Veritas Software Corp.*................................................................     3,773,437
     650   Visio Corp.*...........................................................................        25,716
                                                                                                    ------------
                                                                                                      42,112,903
                                                                                                    ------------
           COMPUTER/VIDEO CHAINS (0.3%)
  30,000   Circuit City Stores, Inc.-Circuit City Group...........................................     1,280,625
                                                                                                    ------------
           DEPARTMENT STORES (0.0%)
     700   Saks Incorporated*.....................................................................        12,031
                                                                                                    ------------
           DISCOUNT CHAINS (2.2%)
 225,000   Consolidated Stores Corp.*.............................................................     4,120,312
 125,000   Wal-Mart Stores, Inc...................................................................     7,085,937
                                                                                                    ------------
                                                                                                      11,206,249
                                                                                                    ------------
           DIVERSIFIED ELECTRONIC PRODUCTS (0.6%)
  20,000   JDS Uniphase Corp.*....................................................................     3,336,250
                                                                                                    ------------
           DIVERSIFIED FINANCIAL SERVICES (5.8%)
  45,000   American Express Co....................................................................     6,930,000
 275,000   Citigroup, Inc. .......................................................................    14,884,375
  75,000   Providian Financial Corp...............................................................     8,175,000
                                                                                                    ------------
                                                                                                      29,989,375
                                                                                                    ------------
           DIVERSIFIED MANUFACTURING (1.2%)
 150,000   Dover Corp.............................................................................     6,384,375
   1,500   Tyco International Ltd. (Bermuda)......................................................        59,906
                                                                                                    ------------
                                                                                                       6,444,281
                                                                                                    ------------
           E.D.P. PERIPHERALS (3.1%)
 100,000   Advanced Digital Information Corp.*....................................................     3,725,000
  75,000   EMC Corp.*.............................................................................     5,475,000
  40,000   Network Appliance, Inc.*...............................................................     2,960,000
  35,000   QLogic Corp............................................................................     3,644,375
                                                                                                    ------------
                                                                                                      15,804,375
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           ELECTRIC UTILITIES (3.3%)
 100,000   AES Corp.*.............................................................................  $  5,643,750
 200,000   Calpine Corp.*.........................................................................    11,525,000
                                                                                                    ------------
                                                                                                      17,168,750
                                                                                                    ------------
           ELECTRONIC COMPONENTS (1.4%)
 175,000   Kemet Corp.*...........................................................................     5,589,062
  60,000   Vishay Intertechnology, Inc.*..........................................................     1,466,250
                                                                                                    ------------
                                                                                                       7,055,312
                                                                                                    ------------
           ELECTRONIC DATA PROCESSING (1.0%)
  50,000   Sun Microsystems, Inc.*................................................................     5,287,500
                                                                                                    ------------
           ELECTRONIC PRODUCTION EQUIPMENT (3.9%)
 100,000   Applied Materials, Inc.*...............................................................     8,981,250
  40,000   Celestica, Inc.*.......................................................................     2,225,000
  60,000   Cognex Corp.*..........................................................................     1,792,500
  85,000   Lam Research Corp.*....................................................................     7,145,312
                                                                                                    ------------
                                                                                                      20,144,062
                                                                                                    ------------
           FINANCE COMPANIES (0.7%)
  67,600   Capital One Financial Corp.............................................................     3,582,800
                                                                                                    ------------
           FOOD DISTRIBUTORS (0.7%)
 100,000   SYSCO Corp.............................................................................     3,843,750
                                                                                                    ------------
           GENERIC DRUGS (0.4%)
 110,000   Ivax Corp.*............................................................................     1,931,875
                                                                                                    ------------
           INTEGRATED OIL COMPANIES (2.7%)
  40,000   Amerada Hess Corp......................................................................     2,295,000
  50,000   Atlantic Richfield Co. ................................................................     4,659,375
 125,000   Murphy Oil Corp. ......................................................................     7,007,812
                                                                                                    ------------
                                                                                                      13,962,187
                                                                                                    ------------
           INTERNET SERVICES (1.3%)
  50,000   America Online, Inc.*..................................................................     6,484,375
                                                                                                    ------------
           INVESTMENT BANKERS/BROKERS/SERVICES (2.2%)
 100,000   Edwards (A.G.), Inc....................................................................     3,006,250
  35,000   Lehman Brothers Holdings, Inc..........................................................     2,579,063
  75,000   Merrill Lynch & Co., Inc...............................................................     5,887,500
                                                                                                    ------------
                                                                                                      11,472,813
                                                                                                    ------------
           MAJOR BANKS (4.7%)
  85,000   Mellon Financial Corp..................................................................     3,139,688
  25,000   Morgan (J.P.) & Co., Inc...............................................................     3,271,875
      50   State Street Corp......................................................................         3,806
  50,000   SunTrust Banks, Inc....................................................................     3,659,375
  75,000   UnionBanCal Corp.......................................................................     3,257,813
 225,000   Wells Fargo & Co.......................................................................    10,771,875
                                                                                                    ------------
                                                                                                      24,104,432
                                                                                                    ------------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           MAJOR PHARMACEUTICALS (7.4%)
 150,000   Bristol-Myers Squibb Co................................................................  $ 11,521,875
 110,000   Johnson & Johnson......................................................................    11,522,500
 135,000   Pfizer, Inc............................................................................     5,332,500
 125,000   Warner-Lambert Co......................................................................     9,976,563
                                                                                                    ------------
                                                                                                      38,353,438
                                                                                                    ------------
           MAJOR U.S. TELECOMMUNICATIONS (2.6%)
  30,000   ALLTEL Corp............................................................................     2,497,500
 125,000   Bell Atlantic Corp.....................................................................     8,117,188
  30,000   MCI WorldCom, Inc.*....................................................................     2,572,500
                                                                                                    ------------
                                                                                                      13,187,188
                                                                                                    ------------
           MARINE TRANSPORTATION (0.6%)
 100,000   Tidewater, Inc.........................................................................     3,000,000
                                                                                                    ------------
           MEDICAL SPECIALTIES (0.5%)
 100,000   Cooper Companies, Inc.*................................................................     2,500,000
                                                                                                    ------------
           MOVIES/ENTERTAINMENT (1.0%)
 135,000   King World Productions, Inc.*..........................................................     5,231,250
                                                                                                    ------------
           MULTI-LINE INSURANCE (1.2%)
  60,000   American International Group, Inc. ....................................................     6,176,250
                                                                                                    ------------
           MULTI-SECTOR COMPANIES (2.9%)
 110,000   General Electric Co....................................................................    14,911,875
                                                                                                    ------------
           NEWSPAPERS (3.6%)
 125,000   New York Times Co. (The) (Class A).....................................................     5,031,250
  75,000   Times Mirror Co. (Class A).............................................................     5,409,375
 135,000   Tribune Co. ...........................................................................     8,100,000
                                                                                                    ------------
                                                                                                      18,540,625
                                                                                                    ------------
           OIL/GAS TRANSMISSION (0.9%)
  60,000   El Paso Energy Corp....................................................................     2,460,000
  50,000   Enron Corp.............................................................................     1,996,875
                                                                                                    ------------
                                                                                                       4,456,875
                                                                                                    ------------
           OILFIELD SERVICES/EQUIPMENT (1.7%)
 125,000   Baker Hughes Inc.......................................................................     3,492,188
  75,000   Cooper Cameron Corp.*..................................................................     2,901,563
  75,000   Weatherford International, Inc.*.......................................................     2,540,625
                                                                                                    ------------
                                                                                                       8,934,376
                                                                                                    ------------
           OTHER PHARMACEUTICALS (2.4%)
  35,000   Allergan, Inc..........................................................................     3,758,125
 100,300   Biovail Corporation International (Canada)*............................................     5,535,306

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   3,000   Medicis Pharmaceutical Corp. (Class A)*................................................  $     91,500
 100,000   Roberts Pharmaceutical Corp.*..........................................................     3,225,000
                                                                                                    ------------
                                                                                                      12,609,931
                                                                                                    ------------
           OTHER SPECIALTY STORES (1.5%)
   5,000   Staples, Inc.*.........................................................................       110,625
  40,000   Tiffany & Co...........................................................................     2,380,000
 100,000   Williams-Sonoma, Inc.*.................................................................     5,375,000
                                                                                                    ------------
                                                                                                       7,865,625
                                                                                                    ------------
           OTHER TELECOMMUNICATIONS (1.4%)
 225,000   Cincinnati Bell, Inc.*.................................................................     4,682,813
  20,000   Telephone and Data Systems, Inc........................................................     2,305,000
                                                                                                    ------------
                                                                                                       6,987,813
                                                                                                    ------------
           PACKAGED FOODS (0.4%)
  50,000   Dean Foods Co..........................................................................     2,312,500
                                                                                                    ------------
           PRECIOUS METALS (0.4%)
 100,000   Barrick Gold Corp. (Canada)............................................................     1,831,250
                                                                                                    ------------
           RESTAURANTS (0.5%)
 100,000   Starbucks Corp.*.......................................................................     2,718,750
                                                                                                    ------------
           SAVINGS & LOAN ASSOCIATIONS (0.8%)
  35,000   Golden West Financial Corp.............................................................     3,911,250
                                                                                                    ------------
           SEMICONDUCTORS (5.1%)
  50,000   Analog Devices, Inc.*..................................................................     2,656,250
 115,000   Atmel Corp.*...........................................................................     4,434,688
 200,000   Cypress Semiconductor Corp.*...........................................................     5,112,500
 110,000   International Rectifier Corp.*.........................................................     2,138,125
  65,000   STMicroelectronics N.V. (Netherlands)..................................................     5,906,875
  75,000   Xilinx, Inc.*..........................................................................     5,892,188
                                                                                                    ------------
                                                                                                      26,140,626
                                                                                                    ------------
           TELECOMMUNICATIONS EQUIPMENT (3.8%)
  50,000   Antec Corp.*...........................................................................     2,415,625
  35,000   Comverse Technology, Inc.*.............................................................     3,968,125
  75,000   General Instrument Corp.*..............................................................     4,035,938
 110,000   Nortel Networks Corp. (Canada).........................................................     6,813,125
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
  10,000   QUALCOMM Inc.*.........................................................................  $  2,226,875
                                                                                                    ------------
                                                                                                      19,459,688
                                                                                                    ------------
           TRUCKING (0.4%)
  50,000   USFreightways Corp. ...................................................................     2,265,625
                                                                                                    ------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $451,379,947).........................................................   509,098,409
                                                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
--------
           SHORT-TERM INVESTMENT (a) (7.4%)
           U.S. GOVERNMENT AGENCY
$ 38,300   Federal Home Loan Mortgage Corp. 5.16% due 11/01/99 (AMORTIZED COST $38,300,000).......    38,300,000
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $489,679,947)(b).........................................................  106.1%    547,398,409
                                                                                                    -------------

LIABILITIES IN EXCESS OF OTHER ASSETS.....................................................   (6.1)    (31,719,265)
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 515,679,144
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $59,636,800 and the aggregate gross unrealized depreciation is $1,918,338, resulting in net unrealized appreciation of $57,718,462.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999

ASSETS:
Investments in securities, at value
  (identified cost $489,679,947)..............................................................  $547,398,409
Receivable for:
    Investments sold..........................................................................    34,883,355
    Shares of beneficial interest sold........................................................       296,184
    Dividends.................................................................................       170,920
Prepaid expenses..............................................................................        62,280
                                                                                                ------------
     TOTAL ASSETS.............................................................................   582,811,148
                                                                                                ------------
LIABILITIES:
Payable for:
    Investments purchased.....................................................................    64,009,155
    Plan of distribution fee..................................................................       384,926
    Investment management fee.................................................................       273,311
    Shares of beneficial interest repurchased.................................................       177,697
Payable to bank...............................................................................     2,155,523
Accrued expenses..............................................................................       131,392
                                                                                                ------------
     TOTAL LIABILITIES........................................................................    67,132,004
                                                                                                ------------
     NET ASSETS...............................................................................  $515,679,144
                                                                                                ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $328,502,832
Net unrealized appreciation...................................................................    57,718,462
Accumulated net investment loss...............................................................       (52,319)
Accumulated undistributed net realized gain...................................................   129,510,169
                                                                                                ------------
     NET ASSETS...............................................................................  $515,679,144
                                                                                                ============
CLASS A SHARES:
Net Assets....................................................................................    $5,211,668
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       308,163
     NET ASSET VALUE PER SHARE................................................................        $16.91
                                                                                                ============
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)........................................        $17.85
                                                                                                ============
CLASS B SHARES:
Net Assets....................................................................................  $469,991,030
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    28,345,776
     NET ASSET VALUE PER SHARE................................................................        $16.58
                                                                                                ============
CLASS C SHARES:
Net Assets....................................................................................      $691,618
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        41,557
     NET ASSET VALUE PER SHARE................................................................        $16.64
                                                                                                ============
CLASS D SHARES:
Net Assets....................................................................................   $39,784,828
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     2,339,142
     NET ASSET VALUE PER SHARE................................................................        $17.01
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1999

NET INVESTMENT LOSS:

INCOME
Dividends (net of $10,426 foreign withholding tax)............................................  $  2,742,650
Interest......................................................................................     1,345,393
                                                                                                ------------

     TOTAL INCOME.............................................................................     4,088,043
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................         8,654
Plan of distribution fee (Class B shares).....................................................     4,801,863
Plan of distribution fee (Class C shares).....................................................         5,241
Investment management fee.....................................................................     3,390,339
Transfer agent fees and expenses..............................................................       722,280
Shareholder reports and notices...............................................................       126,239
Custodian fees................................................................................        80,075
Registration fees.............................................................................        78,564
Professional fees.............................................................................        76,017
Trustees' fees and expenses...................................................................        18,242
Other.........................................................................................         5,580
                                                                                                ------------

     TOTAL EXPENSES...........................................................................     9,313,094
                                                                                                ------------

     NET INVESTMENT LOSS......................................................................    (5,225,051)
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain.............................................................................   152,060,838
Net change in unrealized appreciation.........................................................   (15,097,438)
                                                                                                ------------

     NET GAIN.................................................................................   136,963,400
                                                                                                ------------

NET INCREASE..................................................................................  $131,738,349
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                           FOR THE YEAR      FOR THE YEAR
                                                                              ENDED             ENDED
                                                                          OCTOBER 31, 1999  OCTOBER 31, 1998
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss.....................................................    $ (5,225,051)     $ (7,501,513)
Net realized gain.......................................................     152,060,838        41,554,280
Net change in unrealized appreciation...................................     (15,097,438)      (51,278,029)
                                                                            ------------      ------------

     NET INCREASE.......................................................     131,738,349       (17,225,262)
                                                                            ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares..........................................................        (401,300)         (332,952)
Class B shares..........................................................     (51,411,180)      (96,278,872)
Class C shares..........................................................         (98,960)         (137,250)
Class D shares..........................................................      (4,282,604)       (6,786,251)
                                                                            ------------      ------------

     TOTAL DISTRIBUTIONS................................................     (56,194,044)     (103,535,325)
                                                                            ------------      ------------
Net increase (decrease) from transactions in shares of beneficial
  interest..............................................................     (44,859,929)       44,543,546
                                                                            ------------      ------------

     NET INCREASE (DECREASE)............................................      30,684,376       (76,217,041)
                                                                            ------------      ------------

NET ASSETS:
Beginning of period.....................................................     484,994,768       561,211,809
                                                                            ------------      ------------

     END OF PERIOD
    (INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF $52,319 AND $50,304,
    RESPECTIVELY).......................................................    $515,679,144      $484,994,768
                                                                            ============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Capital Growth Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on December 8, 1989 and commenced operations on April 2, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.65% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; and 0.475% to the portion of daily net assets exceeding $1.5 billion.

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $16,225,692 at October 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.20% and 0.67%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1,368, $208,271 and $343, respectively and received $2,211 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 1999 aggregated $2,771,742,814 and $2,881,798,189, respectively.

For the year ended October 31, 1999 the Fund incurred $417,839 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund. At October 31, 1999, the Fund's payable for investments purchased and receivable for investments sold included unsettled trades with DWR of $5,516,940 and $3,288,768, respectively.

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

For the year ended October 31, 1999, the Fund incurred brokerage commissions of $328,145 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At October 31, 1999, the Fund's receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $3,035,657.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At October 31, 1999 the Fund had transfer agent fees and expenses payable of approximately $6,300.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 1999 included in Trustees fees and expenses in the Statement of Operations amounted to $6,161. At October 31, 1999, the Fund had an accrued pension liability of $52,319 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

As of October 31, 1999, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged and accumulated net investment loss was credited $5,223,036.

6. ACQUISITION OF DEAN WITTER RETIREMENT SERIES -- CAPITAL GROWTH SERIES

As of the close of business on September 11, 1998, the Fund acquired all the net assets of Dean Witter Retirement Series -- Capital Growth Series ("Retirement Capital Growth") pursuant to a plan of reorganization approved by the shareholders of Retirement Capital Growth on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 218,480 Class D shares of the Fund at a net asset value of $13.96 per share for 271,835 shares of Retirement Capital Growth. The net assets of the Fund and Retirement Capital Growth immediately before the acquisition were $469,210,059 and $3,049,132, respectively, including unrealized depreciation of $87,914 for Retirement Capital Growth. Immediately after the acquisition, the combined net assets of the Fund amounted to $472,259,191.

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

7. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                          FOR THE YEAR                    FOR THE YEAR
                                                                             ENDED                           ENDED
                                                                        OCTOBER 31, 1999                OCTOBER 31, 1998
                                                                   --------------------------      --------------------------
                                                                     SHARES        AMOUNT            SHARES        AMOUNT
                                                                   ----------   -------------      ----------   -------------
CLASS A SHARES
Sold.............................................................     143,069   $   2,289,077         223,439   $   3,613,973
Reinvestment of distributions....................................      28,595         388,035          23,370         332,008
Redeemed.........................................................     (95,316)     (1,520,516)       (104,811)     (1,707,265)
                                                                   ----------   -------------      ----------   -------------
Net increase - Class A...........................................      76,348       1,156,596         141,998       2,238,716
                                                                   ----------   -------------      ----------   -------------
CLASS B SHARES
Sold.............................................................   2,423,634      37,639,071       3,644,613      59,399,825
Reinvestment of distributions....................................   3,655,137      48,978,844       6,483,260      91,640,518
Redeemed.........................................................  (8,138,374)   (126,956,990)     (7,641,998)   (118,765,145)
                                                                   ----------   -------------      ----------   -------------
Net increase (decrease) - Class B................................  (2,059,603)    (40,339,075)      2,485,875      32,275,198
                                                                   ----------   -------------      ----------   -------------
CLASS C SHARES
Sold.............................................................      33,309         503,728          63,753       1,053,888
Reinvestment of distributions....................................       5,482          73,451           6,035          85,400
Redeemed.........................................................     (63,569)       (976,649)        (24,271)       (372,811)
                                                                   ----------   -------------      ----------   -------------
Net increase (decrease) - Class C................................     (24,778)       (399,470)         45,517         766,477
                                                                   ----------   -------------      ----------   -------------
CLASS D SHARES
Sold.............................................................   1,114,224      17,761,834         774,509      11,951,069
Reinvestment of distributions....................................     302,202       4,119,023         477,524       6,784,035
Acquisition of Dean Witter Retirement Series - Capital Growth
 Series..........................................................      --            --               218,480       3,049,132
Redeemed.........................................................  (1,714,336)    (27,158,837)       (798,883)    (12,521,081)
                                                                   ----------   -------------      ----------   -------------
Net increase (decrease) - Class D................................    (297,910)     (5,277,980)        671,630       9,263,155
                                                                   ----------   -------------      ----------   -------------
Net increase (decrease) in Fund..................................  (2,305,943)  $ (44,859,929)      3,345,020   $  44,543,546
                                                                   ==========   =============      ==========   =============

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                   FOR THE PERIOD
                                                                FOR THE YEAR      FOR THE YEAR     JULY 28, 1997*
                                                                   ENDED             ENDED            THROUGH
                                                              OCTOBER 31, 1999  OCTOBER 31, 1998  OCTOBER 31, 1997
------------------------------------------------------------------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $14.68            $18.75            $18.10
                                                                   ------            ------            ------

Income (loss) from investment operations:
   Net investment loss......................................        (0.04)            (0.11)            (0.04)
   Net realized and unrealized gain (loss)..................         3.98             (0.55)             0.69
                                                                   ------            ------            ------

Total income (loss) from investment operations..............         3.94             (0.66)             0.65
                                                                   ------            ------            ------

Less distributions from net realized gain...................        (1.71)            (3.41)          --
                                                                   ------            ------            ------

Net asset value, end of period..............................       $16.91            $14.68            $18.75
                                                                   ======            ======            ======

TOTAL RETURN+...............................................        29.74 %           (2.84)%            3.59 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         1.06 %(3)         1.09 %(3)         1.12 %(2)

Net investment loss.........................................        (0.28)%(3)        (0.69)%(3)        (0.82)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $5,212            $3,403            $1,684

Portfolio turnover rate.....................................          557 %             230 %             123 %(1)

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                FOR THE YEAR ENDED OCTOBER 31
                                                            ---------------------------------------------------------------------
                                                             1999++          1998++          1997*++       1996          1995
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period......................  $  14.53        $   18.71       $   16.98    $   14.40   $      11.86
                                                            --------        ---------       ---------    ---------   ------------

Income (loss) from investment operations:
   Net investment loss....................................     (0.17)           (0.23)          (0.21)       (0.11)         (0.06)
   Net realized and unrealized gain (loss)................      3.93            (0.54)           4.68         2.69           2.60
                                                            --------        ---------       ---------    ---------   ------------

Total income (loss) from investment operations............      3.76            (0.77)           4.47         2.58           2.54
                                                            --------        ---------       ---------    ---------   ------------

Less distributions from net realized gain.................     (1.71)           (3.41)          (2.74)      --            --
                                                            --------        ---------       ---------    ---------   ------------

Net asset value, end of period............................  $  16.58        $   14.53       $   18.71    $   16.98   $      14.40
                                                            ========        =========       =========    =========   ============

TOTAL RETURN+.............................................     28.70 %          (3.56)%         31.21 %      17.92 %        21.42 %
RATIOS TO AVERAGE NET ASSETS:
Expenses..................................................      1.86 %(1)        1.84 %(1)       1.84 %       1.84 %         1.89 %

Net investment loss.......................................     (1.08)%(1)       (1.44)%(1)      (1.26)%      (0.64)%        (0.43)%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...................  $469,991         $441,787        $522,276     $506,571       $483,870

Portfolio turnover rate...................................       557 %            230 %           123 %         72 %           33 %

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc., have been designated as Class B shares. Shares held by those employee benefit plans prior July 28, 1997 have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                   FOR THE PERIOD
                                                                FOR THE YEAR      FOR THE YEAR     JULY 28, 1997*
                                                                   ENDED             ENDED            THROUGH
                                                              OCTOBER 31, 1999  OCTOBER 31, 1998  OCTOBER 31, 1997
------------------------------------------------------------------------------------------------------------------
CLASS C SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $14.53            $18.71            $18.10
                                                                   ------            ------            ------

Income (loss) from investment operations:
   Net investment loss......................................        (0.12)            (0.23)            (0.07)
   Net realized and unrealized gain (loss)..................         3.94             (0.54)             0.68
                                                                   ------            ------            ------

Total income (loss) from investment operations..............         3.82             (0.77)             0.61
                                                                   ------            ------            ------

Less distributions from net realized gain...................        (1.71)            (3.41)          --
                                                                   ------            ------            ------

Net asset value, end of period..............................       $16.64            $14.53            $18.71
                                                                   ======            ======            ======

TOTAL RETURN+...............................................        29.17 %           (3.56)%            3.37 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         1.53 %(3)         1.84 %(3)         1.85 %(2)

Net investment loss.........................................        (0.75)%(3)        (1.44)%(3)        (1.54)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................         $692              $964              $389

Portfolio turnover rate.....................................          557 %             230 %             123 %(1)

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                   FOR THE PERIOD
                                                                FOR THE YEAR      FOR THE YEAR     JULY 28, 1997*
                                                                   ENDED             ENDED            THROUGH
                                                              OCTOBER 31, 1999  OCTOBER 31, 1998  OCTOBER 31, 1997
------------------------------------------------------------------------------------------------------------------
CLASS D SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $14.73            $18.76            $18.10
                                                                   ------            ------            ------

Income (loss) from investment operations:
   Net investment loss......................................        (0.01)            (0.07)            (0.02)
   Net realized and unrealized gain (loss)..................         4.00             (0.55)             0.68
                                                                   ------            ------            ------

Total income (loss) from investment operations..............         3.99             (0.62)             0.66
                                                                   ------            ------            ------

Less distributions from net realized gain...................        (1.71)            (3.41)          --
                                                                   ------            ------            ------

Net asset value, end of period..............................       $17.01            $14.73            $18.76
                                                                   ======            ======            ======

TOTAL RETURN+...............................................        30.00 %           (2.59)%            3.65 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         0.86 %(3)         0.84 %(3)         0.82 %(2)

Net investment loss.........................................        (0.08)%(3)        (0.44)%(3)        (0.50)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................      $39,785           $38,840           $36,863

Portfolio turnover rate.....................................          557 %             230 %             123 %(1)

---------------------

 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH
SECURITIES
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Capital Growth Securities (the "Fund") at October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
DECEMBER 8, 1999

                      1999 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended October 31, 1999, the Fund paid to shareholders $1.71 per share from long-term capital gains.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Peter Hermann
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES


[GRAPHIC]


ANNUAL REPORT
OCTOBER 31, 1999